Note 10 - Short-term Borrowings - Outstanding Balances and Related Information of Short-term Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Balance at year-end	$ 65,000	$ 0
Average balance outstanding	8,576	85
Maximum month-end balance	$ 80,000	$ 0
Weighted-average rate at year-end	4.38%
Weighted-average rate during the year	3.58%	0.40%